Deferred charges (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Deferred Charges

	Dry-docking	Financing fees	Total
December 31, 2011	$9,370	$36,547	$45,917
Cost incurred	6,520	4,713	11,233
Amortization expensed	(3,196)	(8,574)	(11,770)
Amortization capitalized	—	(1,564)	(1,564)

December 31, 2012	$12,694	$31,122	$43,816
Cost incurred	3,500	25,131	28,631
Amortization expensed(a)	(3,947)	(9,477)	(13,424)
Refinancing expenses and costs(b)	—	(4,038)	(4,038)
Amortization capitalized	—	(1,014)	(1,014)

December 31, 2013	$12,247	$41,724	$53,971

(a)	Amortization of dry-docking amounts is included in depreciation and amortization. Amortization of financing fees is included in amortization of deferred charges, unless it qualifies for capitalization.

(b)	In December 2013, the Company entered into an agreement to extend and refinance its $1.0 billion revolving credit facility, or the Facility (note 10). In connection with the refinancing, the Company incurred refinancing expenses and costs of approximately $4,038,000.